Financial instruments - Fair values and risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 395,170	$ 435,783
Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	895,514	1,346,239
Financial assets | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	17,271	37,163
Financial liabilities | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	377,899	398,620
Financial liabilities | Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 895,514	$ 1,346,239